OTHER PROVISIONS (Details) - Narrative £ in Millions, enquiries in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2020 GBP (£) enquiries	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 GBP (£) enquiries
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	£ 1,915	£ 3,323	£ 1,915
Restructuring provision	198	129	£ 198
HBOS
OTHER PROVISIONS (Details) - Narrative [Line Items]
Value of offers after compensation assessment	£ 159	109
Ex-gratia payments		15
Payments in respect of settlements, reimbursement rights		6
Percent of accepted offers after compensation assessment (in percent)	98.00%		98.00%
Total lifetime cost of legal claim			£ 435
Other regulatory provisions
OTHER PROVISIONS (Details) - Narrative [Line Items]
Change in the year	£ 379
Other provisions	380	528	380
Provision used, other provisions	(538)
Arreas Handling
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	62		62
Total arrears handling to date	1,016
Arreas Handling | Management fees and activities
OTHER PROVISIONS (Details) - Narrative [Line Items]
Change in the year	35
Customer claims in relation to insurance branch business in Germany
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	93	101	93
Provision used, other provisions	28	28
Total customer claims in relation to insurance branch business to date	674	656	674
Relating to the transitional service agreement | TSB Banking Group plc
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	111		111
Total TSB various ongoing commitments to date today	665
Indemnities and other matters relating to legacy business disposals
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	112	118	£ 112
PPI | Payment Protection Insurance excluding MBNA
OTHER PROVISIONS (Details) - Narrative [Line Items]
Total payment protection insurance to date	21,960
Change in the year	£ 85
Number of pre-deadline customer complaints | enquiries	6		6
Percentage of pre-deadline customer complaints dealt with (in percent)	99.00%		99.00%
Other provisions	£ 201		£ 201
Provision used, other provisions	1,462
PPI | Payment Protection Insurance MBNA
OTHER PROVISIONS (Details) - Narrative [Line Items]
Other provisions	61	£ 302	61
Provision used, other provisions	241
Maximum exposure to credit risk	240		£ 240
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts	£ 0